Annual Fund Operating Expenses - Class S - Thrivent Opportunity Income Plus Fund - Class S	Feb. 28, 2021
Operating Expenses:
Management Fees	0.43%
Distribution and Shareholder Service (12b-1) Fees	none
Other Expenses	0.18%
Acquired Fund Fees and Expenses	0.03%
Total Annual Fund Operating Expenses	0.64%